Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Thornburg Small/Mid Cap Core Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	(0.93%)	19.42%	13.14%	(19.55%)	13.83%	11.71%	28.88%	(9.69%)	23.33%	6.60%
Thornburg Small/Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	4.31%	19.67%	19.56%	(34.19%)	(4.32%)	41.65%	28.91%	(2.56%)	23.91%	(2.35%)
Thornburg Small/Mid Cap Core Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	(0.86%)	19.48%	13.19%	(19.49%)	13.78%	11.70%	28.86%	(9.72%)	23.35%	6.65%
Thornburg Small/Mid Cap Growth Fund - Class R3
Prospectus [Line Items]
Annual Return [Percent]	4.30%	19.61%	19.54%	(34.21%)	(4.47%)	41.38%	28.72%	(2.72%)	23.79%	(2.46%)